Variable Interest Entities (Information about Consolidated VIEs) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Variable Interest Entity [Line Items]
Total assets		¥ 16,866,251	¥ 16,322,100	¥ 15,289,385
Total Liabilities		12,691,036	12,297,490
Variable Interest Entity, Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Total assets		343,097	534,868
Total Liabilities		216,634	369,868
Variable Interest Entity, Primary Beneficiary [Member] | Consolidated VIEs [Member]
Variable Interest Entity [Line Items]
Total assets	[1]	626,060	892,174
Total Liabilities	[1]	219,729	387,333
Assets which are pledged as collateral	[2]	343,097	534,868
Commitments	[3]	142,028	119,668
Acquisition of real estate and real estate development projects for customers | Variable Interest Entity, Primary Beneficiary [Member] | Consolidated VIEs [Member]
Variable Interest Entity [Line Items]
Total assets	[1]	0	1,657
Total Liabilities	[1]	0	1
Assets which are pledged as collateral	[2]	0	0
Commitments	[3]	0	0
Acquisition of real estate for the Company and its subsidiaries' real estate-related business | Variable Interest Entity, Primary Beneficiary [Member] | Consolidated VIEs [Member]
Variable Interest Entity [Line Items]
Total assets	[1]	51,025	51,654
Total Liabilities	[1]	10,956	10,461
Assets which are pledged as collateral	[2]	16,769	16,434
Commitments	[3]	0	0
Corporate rehabilitation support business | Variable Interest Entity, Primary Beneficiary [Member] | Consolidated VIEs [Member]
Variable Interest Entity [Line Items]
Total assets	[1]	5,069	5,043
Total Liabilities	[1]	8	29
Assets which are pledged as collateral	[2]	0	0
Commitments	[3]	0	0
Investment in securities | Variable Interest Entity, Primary Beneficiary [Member] | Consolidated VIEs [Member]
Variable Interest Entity [Line Items]
Total assets	[1]	225,040	217,715
Total Liabilities	[1]	111	117
Assets which are pledged as collateral	[2]	0	0
Commitments	[3]	85,069	77,566
Securitizing financial assets such as finance lease receivable and loan receivable | Variable Interest Entity, Primary Beneficiary [Member] | Consolidated VIEs [Member]
Variable Interest Entity [Line Items]
Total assets	[1]	85,765	213,615
Total Liabilities	[1]	66,914	165,062
Assets which are pledged as collateral	[2]	85,765	213,615
Commitments	[3]	0	0
Securitization of loan receivable originated by third parties | Variable Interest Entity, Primary Beneficiary [Member] | Consolidated VIEs [Member]
Variable Interest Entity [Line Items]
Total assets	[1]	0	497
Total Liabilities	[1]	0	1,015
Assets which are pledged as collateral	[2]	0	497
Commitments	[3]	0	0
Power generation projects | Variable Interest Entity, Primary Beneficiary [Member] | Consolidated VIEs [Member]
Variable Interest Entity [Line Items]
Total assets	[1]	112,360	236,715
Total Liabilities	[1]	76,429	156,000
Assets which are pledged as collateral	[2]	105,499	181,610
Commitments	[3]	56,959	42,102
Other VIEs | Variable Interest Entity, Primary Beneficiary [Member] | Consolidated VIEs [Member]
Variable Interest Entity [Line Items]
Total assets	[1]	146,801	165,278
Total Liabilities	[1]	65,311	54,648
Assets which are pledged as collateral	[2]	135,064	122,712
Commitments	[3]	¥ 0	¥ 0

[1]	The assets of most VIEs are used only to repay the liabilities of the VIEs, and the creditors of the liabilities of most VIEs have no recourse to other assets of the Company and its subsidiaries.
[2]	The assets are pledged as collateral by VIE for financing of the VIE.
[3]	This item represents remaining balance of commitments that could require the Company and its subsidiaries to provide investments or loans to the VIE.